CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Current Assets
Cash and cash equivalents	$ 450		$ 429
Trade and other receivables, net	263		248
Inventories	374		320
Prepaid expenses and other	225		247
Total current assets	1,312		1,244
Property and Equipment, Net	32,054	[1]	30,967	[1]
Goodwill	3,322		3,320
Other Intangibles	1,330		1,320
Other Assets	619		639
Assets, Total	38,637		37,490
Current Liabilities
Short-term borrowings	281	[2]	740	[2]
Current portion of long-term debt	1,019	[2]	613	[2]
Accounts payable	576		503
Accrued liabilities and other	1,123		1,094
Customer deposits	3,106		2,805
Total current liabilities	6,105		5,755
Long-Term Debt	8,053	[2]	8,011	[2]
Other Long-Term Liabilities and Deferred Income	647		693
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,180		8,094
Retained earnings	18,349		17,224
Accumulated other comprehensive loss	(209)		(254)
Treasury stock, 52 shares at 2011 and 39 shares at 2010 of Carnival Corporation and 33 shares at 2011 and 31 shares at 2010 of Carnival plc, at cost	(2,851)		(2,394)
Total shareholders' equity	23,832		23,031
Liabilities and Equity, Total	38,637		37,490
Common stock
Shareholders' Equity
Common stock	6		6
Ordinary shares
Shareholders' Equity
Common stock	$ 357		$ 355

[1]	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.
[2]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.